DISAGGREGATION OF REVENUE	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE – 4 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by geographical location, based on management’s assessment of available data:

	Six Months ended September 30,
	2024	2025	2025
	HKD	HKD	USD

Hong Kong	$2,177,871	$2,684,466	$344,162
Singapore	991,952	1,044,384	133,896

Total:	$3,169,823	$3,728,850	$478,058